Schedule of Financial Data Regarding Segment (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Gain (Loss) from investment	₪ (2,183)	₪ 341
Fair value of the investment	214	2,397
XTL [member]
IfrsStatementLineItems [Line Items]
Gain (Loss) from investment	(158)	116
Fair value of the investment	92	250
Fore [member]
IfrsStatementLineItems [Line Items]
Gain (Loss) from investment	(2,025)	225
Fair value of the investment	₪ 122	₪ 2,147